Taxes Payable (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Taxes Payable [Abstract]
Corporate income tax	$ 3,788,929	$ 3,946,227
Value-added tax (“VAT”)	965,297	746,975
Related surcharges on VAT payable	3,151	2,224
IIT	3,911	1,841
Total	$ 4,761,288	$ 4,697,267